Ordinary Shares and Treasury Stock (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands							12 Months Ended
	Feb. 16, 2023 USD ($) shares	Jan. 27, 2023 USD ($) $ / shares shares	Feb. 09, 2022 USD ($) $ / shares shares	Nov. 04, 2020 shares	Aug. 13, 2020 shares	Apr. 25, 2018 shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 shares	Jun. 01, 2022 shares	May 31, 2022 shares	Jun. 30, 2021 shares	May 31, 2021 shares	Jul. 01, 2020 shares
Ordinary Shares and Treasury Stock [Line Items]
Ordinary shares, issued		700,000,000										54,642,638
Unvested restricted shares					13,920,770
Shares repurchased					1,640,444		4,681,353
Restricted shares						20,353,910
Share capital (in Dollars) | $			$ 50,000
Common stock par value (in Dollars per share) | $ / shares		$ 0.0001
Number of issued per unit			1
Net proceeds for exercised (in Dollars) | ¥								¥ 9,984
Repurchase payment (in Dollars) | $							$ 20,000		$ 20,000
Repurchase average price per share (in Dollars per share) | $ / shares							$ 1.2
Re-issued treasury stock							1,852,806
Common Stock [Member]
Ordinary Shares and Treasury Stock [Line Items]
Ordinary shares, issued							500,000,000
Share capital (in Dollars) | $							$ 50,000
Common stock par value (in Dollars per share) | $ / shares							$ 0.0001
ADS [Member]
Ordinary Shares and Treasury Stock [Line Items]
Cancelled shares							9
Restricted Stock [Member]
Ordinary Shares and Treasury Stock [Line Items]
Unvested restricted shares										6,755,330	75,000		13,660,660
Shares repurchased					1,640,444
Restricted Stock [Member] | Common Stock [Member]
Ordinary Shares and Treasury Stock [Line Items]
Unvested restricted shares															13,920,770
Class B Ordinary Shares [Member]
Ordinary Shares and Treasury Stock [Line Items]
Ordinary shares, issued					54,042,638		49,859,049	49,859,049	49,859,049			6,755,330		54,042,638
Ordinary shares, vote					ten
Shares authorized							70,000,000	70,000,000	70,000,000
Common stock par value (in Dollars per share) | $ / shares		$ 0.0001					$ 0.0001
Class B Ordinary Shares [Member] | Common Stock [Member]
Ordinary Shares and Treasury Stock [Line Items]
Shares repurchased
Shares authorized							54,042,638				4,183,589
Share allotted and issued
Exercised shares
Net proceeds for exercised (in Dollars) | ¥
Class B Ordinary Shares [Member] | Mr. Peng Li [Member]
Ordinary Shares and Treasury Stock [Line Items]
Ordinary shares, issued		49,859,049
Class B Ordinary Shares [Member] | Convertible Note [Member]
Ordinary Shares and Treasury Stock [Line Items]
Ordinary shares, vote							ten
Class A Ordinary Shares [Member]
Ordinary Shares and Treasury Stock [Line Items]
Ordinary shares, issued		430,000,000		600,000			119,595,046	115,759,408	115,759,408			75,000		600,000
Shares repurchased							13,836,078
Ordinary shares, vote				one
Shares authorized							430,000,000	430,000,000	430,000,000
Common stock par value (in Dollars per share) | $ / shares		$ 0.0001					$ 0.0001
Repurchase average price per share (in Dollars per share) | $ / shares							$ 3.6
Total consideration of treasury stock (in Dollars) | $							$ 16,597
Class A Ordinary Shares [Member] | Common Stock [Member]
Ordinary Shares and Treasury Stock [Line Items]
Shares repurchased
Restricted shares				150,000
Shares authorized							345,113,731
Share allotted and issued								9,750,000	9,750,000
Exercised shares								382,188	382,188
Net proceeds for exercised (in Dollars) | ¥
Class A Ordinary Shares [Member] | Convertible Note [Member]
Ordinary Shares and Treasury Stock [Line Items]
Ordinary shares, vote							one
Convertible Redeemable Series A Preferred Shares [Member]
Ordinary Shares and Treasury Stock [Line Items]
Preferred stock shares authorized							22,000,000
Price per share (in Dollars per share) | $ / shares							$ 0.0001
Convertible Redeemable Series B Preferred Shares [Member]
Ordinary Shares and Treasury Stock [Line Items]
Preferred stock shares authorized							23,983,789
Price per share (in Dollars per share) | $ / shares							$ 0.0001
Convertible Redeemable Series B-1 Preferred Shares [Member]
Ordinary Shares and Treasury Stock [Line Items]
Preferred stock shares authorized							7,913,872
Price per share (in Dollars per share) | $ / shares							$ 0.0001
Convertible Redeemable Series C Preferred Shares [Member]
Ordinary Shares and Treasury Stock [Line Items]
Preferred stock shares authorized							20,327,789
Price per share (in Dollars per share) | $ / shares							$ 0.0001
Convertible Redeemable Series D Preferred Shares [Member]
Ordinary Shares and Treasury Stock [Line Items]
Preferred stock shares authorized							11,818,754
Price per share (in Dollars per share) | $ / shares							$ 0.0001
Convertible Redeemable Series E Preferred Shares [Member]
Ordinary Shares and Treasury Stock [Line Items]
Preferred stock shares authorized							14,799,427
Price per share (in Dollars per share) | $ / shares							$ 0.0001
Founder [Member] | Common Stock [Member]
Ordinary Shares and Treasury Stock [Line Items]
Ordinary shares, issued															55,683,082
Shares authorized			500,000,000
Common stock par value (in Dollars per share) | $ / shares			$ 0.0001
Founder [Member] | Class B Ordinary Shares [Member]
Ordinary Shares and Treasury Stock [Line Items]
Ordinary shares, issued												54,042,638
Founder [Member] | Class A Ordinary Shares [Member]
Ordinary Shares and Treasury Stock [Line Items]
Ordinary shares, issued												600,000
IPO [Member]
Ordinary Shares and Treasury Stock [Line Items]
Ordinary shares, issued		200,000,000
Share capital (in Dollars) | $		$ 70,000
IPO [Member] | ADS [Member]
Ordinary Shares and Treasury Stock [Line Items]
Number of issued per unit							1
Share allotted and issued							3,250,000
Net proceeds (in Dollars) | $							$ 37,172
IPO [Member] | Class B Ordinary Shares [Member]
Ordinary Shares and Treasury Stock [Line Items]
Ordinary shares, issued		70,000,000
IPO [Member] | Class A Ordinary Shares [Member]
Ordinary Shares and Treasury Stock [Line Items]
Common stock par value (in Dollars per share) | $ / shares							$ 0.0001
Exercised shares							3,835,647
Underwriters [Member] | ADS [Member]
Ordinary Shares and Treasury Stock [Line Items]
Exercised shares	127,396
Net proceeds for exercised (in Dollars) | $	$ 1,457